Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Investments in associates and joint ventures
Schedule of investments in associates and joint ventures

	2017	2016	2015
	$m	$m	$m
At 1 January	99	85	59
Additions	76	65	45
Share of after tax losses	(55)	(33)	(16)
Unrecognised profit on transactions with joint ventures	(27)	–	–
Exchange adjustments	10	(18)	(3)
At 31 December	103	99	85

Schedule of summarised financial information for the associate and joint venture entities

	2017	2016	2015
	$m	$m	$m
Non-current assets	207	144	123
Current assets	158	128	75
Total liabilities	(41)	(20)	(11)
Net assets	324	252	187
Amount attributable to AstraZeneca	117	125	93
Exchange adjustments	(14)	(26)	(8)
Carrying value of investments in associate and joint ventures	103	99	85